owners' equity (Details) shares in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Jun. 30, 2022 CAD ($) shares	Jun. 30, 2022 Vote shares	Jun. 30, 2021 CAD ($)	Dec. 31, 2021 shares
Common Share capital
Minimum percentage of common shares issued and outstanding owned by Canadians		66.67%
Gross proceeds of shares issued | $			$ 1,300
First preferred shares
Common Share capital
Shares authorized	1,000	1,000		1,000
Second Preferred Shares
Common Share capital
Shares authorized	1,000	1,000		1,000
Common Shares
Common Share capital
Shares authorized	4,000	4,000		4,000
Number of votes per common share | Vote		1
Common Shares | Maximum
Common Share capital
Purchase of common shares related to normal course issuer bid	10
Cost of purchase of common shares related to normal course issuer bid | $	$ 250
Common Shares | Dividend reinvestment and share purchase plan
Common Share capital
Shares reserved for issuance	52	52
Common Shares | Restricted share units
Common Share capital
Shares reserved for issuance	20	20
Common Shares | TELUS Corporation share options
Common Share capital
Shares reserved for issuance	93	93